UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 170,648	$ 216,293
Trade and other receivables (Note 5)	40,886	37,527
Income taxes receivable	36	435
Prepaids and deposits	7,529	6,378
Net investment in finance lease	81	174
Contract costs, net	5,484	2,778
Total current assets	224,664	263,585
Non-current assets:
Contract costs, net	9,395	7,931
Net investment in finance lease	61	241
Deferred tax asset	104	118
Right-of-use assets, net (Note 6)	1,563	2,038
Property and equipment, net (Note 7)	2,120	2,624
Intangible assets, net (Note 8)	6,410	1,150
Goodwill (Note 9)	9,858	5,982
Total assets	254,175	283,669
Current liabilities:
Trade and other payables	30,576	26,025
Automatic share repurchase plan liability (Note 11)	12,763	0
Income taxes payable	210	101
Deferred revenue	64,612	55,779
Contingent consideration	1,153	1,083
Lease obligations (Note 6)	1,513	1,374
Total current liabilities	110,827	84,362
Non-current liabilities:
Acquisition holdback payables	1,034	0
Contingent consideration	0	1,177
Deferred revenue	782	528
Lease obligations (Note 6)	881	1,692
Employee benefit obligations	2,857	2,423
Deferred tax liability	2,094	1,276
Total liabilities	118,475	91,458
Shareholders’ equity
Share capital (Note 11)	261,643	268,194
Contributed surplus	11,637	8,458
Accumulated other comprehensive loss	(8,979)	(9,571)
Deficit	(128,601)	(74,870)
Total equity	135,700	192,211
Total liabilities and equity	$ 254,175	$ 283,669